Fair Value Measurements - Schedule of Carrying Values and Fair Values of Company's Outstanding Debt, Film Related Obligations, and Interest Rate Swaps (Details) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Term Loan A
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value		$ 396.6	$ 424.2
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure		397.3	415.4
Term Loan B
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value		816.9	827.2
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure		818.1	817.1
Production Loans
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value		1,286.2	1,346.1
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure		1,292.2	1,349.9
Production Tax Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value		258.7	229.4
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure		260.0	231.8
Production Tax Credit Facility | Carrying Value | Line of Credit
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Production Tax Credit Facility, fair value disclosure	$ 259.1	258.7
Production Tax Credit Facility | Level 2 | Fair Value | Line of Credit
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Production Tax Credit Facility, fair value disclosure	260.0	260.0
Backlog Facility and Other
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value		285.4	223.7
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure		287.3	226.0
Backlog Facility and Other | Carrying Value | Secured Debt
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	309.7	285.4
Backlog Facility and Other | Level 2 | Fair Value | Secured Debt
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	313.0	287.3
IP Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value		107.6	140.8
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure		109.9	$ 143.8
LGTV Term Loan A | Carrying Value | Term Loans
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	312.6	396.6
LGTV Term Loan A | Level 2 | Fair Value | Term Loans
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	312.9	397.3
LGTV Term Loan B | Carrying Value | Term Loans
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	603.9	816.9
LGTV Term Loan B | Level 2 | Fair Value | Term Loans
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	604.3	818.1
Production Loans | Carrying Value
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	1,301.3	1,286.2
Production Loans | Level 2 | Fair Value
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	1,306.4	1,292.2
IP Credit Facility | Carrying Value | Secured Debt
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	98.5	107.6
IP Credit Facility | Level 2 | Fair Value | Secured Debt
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	$ 100.6	$ 109.9